SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014 item	Jun. 30, 2013
SEGMENT REPORTING
Number of principal reportable business segments	2
Company's revenues generated from each segment
Net sales	$ 802,072	$ 661,527
Gross (loss) profit	100,923	26,731
Other
Company's revenues generated from each segment
Net sales	5,170	4,842
Gross (loss) profit	2,494	1,221
Elimination
Company's revenues generated from each segment
Net sales	(588,562)	(369,411)
Gross (loss) profit	(245)	(6,949)
Wafer
Company's revenues generated from each segment
Net sales	175,481	230,788
Wafer | Operating segment
Company's revenues generated from each segment
Net sales	618,851	502,973
Gross (loss) profit	33,432	11,395
Wafer | Elimination
Company's revenues generated from each segment
Net sales	443,370	272,185
Cell and module
Company's revenues generated from each segment
Net sales	621,421	425,897
Cell and module | Operating segment
Company's revenues generated from each segment
Net sales	766,613	523,123
Gross (loss) profit	65,242	21,064
Cell and module | Elimination
Company's revenues generated from each segment
Net sales	$ 145,192	$ 97,226